Cash and cash equivalents and Investments. Additional information on the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents and Investments. Additional information on the consolidated statements of cash flows
Cash and cash equivalents and Investments. Additional information on the consolidated statements of cash flows

Note 4 – Cash and cash equivalents and Investments. Additional information on the consolidated statements of cash flows

a)Cash and cash equivalents and Investments

Cash and cash equivalents and investments consist of the following:

	As of December 31,
Cash and cash equivalents	2017	2016
Cash	52	56
Banks	1,312	878
Time deposits	105	898
Government bonds at amortized cost	-	604
Other short-term investments	99	1,509
Lebacs at fair value	1,263	-

Total cash and cash equivalents	2,831	3,945

Investments
Current investments
Government bonds at fair value	371	1,456
Government bonds at fair value – dollar linked	293	-
Government bonds at amortized cost in foreign currency	149	3
Provincial government and Municipal bonds at amortized cost – dollar linked	30	13
Provincial government and Municipal bonds at amortized cost in foreign currency	33	-
Provincial government and Municipal bonds at amortized cost	8	9
Other short-term investments	2,433	270
Lebacs at fair value	109	-

Total current investments	3,426	1,751

Non-current investments
Government bonds at amortized cost in foreign currency	2,228	255
Provincial government and Municipal bonds at amortized cost – dollar linked	42	61
Provincial government and Municipal bonds at amortized cost	-	8
Provincial government and Municipal bonds at amortized cost in foreign currency	386	-
Tuves Paraguay S.A. shares purchase option	-	22
2003 Telecommunications Fund	1	1

Total non-current investments	2,657	347

b)Additional information on the consolidated statements of cash flows

The Company applies the indirect method to reconcile the net income for the year with the cash flows generated by its operations.

For purposes of the statements of cash flows, cash and cash equivalents comprise cash, bank current accounts and short-term highly liquid investments (with a maturity of three months or less from the date of acquisition). Bank overdrafts are disclosed in the statement of financial position as financial debts. During 2017, 2016 and 2015 bank overdrafts have been part of the permanent short-term financing structure of Personal, so, net funds requests under that method (with maturities less than three months) are included in financing activities.

Additional information on the breakdown of the net cash flow provided by operating activities is given below:

	Years ended December 31,
	2017	2016	2015
Collections
Collections from customers	71,113	55,928	41,930
Interests from customers	762	366	182
Interests from investments	670	59	190
Mobile operators collections	1,282	885	843

Subtotal	73,827	57,238	43,145

Payments
For the acquisition of goods and services and others	(19,557)	(17,120)	(12,784)
For the acquisition of inventories	(5,520)	(5,383)	(6,343)
Salaries and social security payables and severance payments	(11,669)	(9,113)	(6,885)
CPP payments	(1,132)	(393)	(413)
Income taxes (include tax returns and payments in advance)	(2,400)	(1,700)	(1,631)
Other taxes and taxes and fees with the Regulatory Authority	(13,399)	(10,731)	(7,775)
Foreign currency exchange differences related to the payments to suppliers	(818)	(1,433)	(502)
Inventory suppliers	(269)	(295)	(182)
PP&E suppliers	(425)	(1,467)	(188)
Other suppliers	(119)	(144)	(31)
NDF	(5)	473	(101)

Subtotal	(54,495)	(45,873)	(36,333)

Net cash flow provided by operating activities	19,332	11,365	6,812

Changes in assets/liabilities components:

	Years ended December 31,
	2017	2016	2015
Net decrease (increase) in assets
Trade receivables	(2,072)	(2,773)	(2,364)
Other receivables	(902)	276	(754)
Inventories	(618)	837	(1,522)

	(3,592)	(1,660)	(4,640)

Net increase (decrease) in liabilities
Trade payables	1,067	(1,391)	1,368
Deferred revenues	51	(58)	(48)
Salaries and social security payables	513	369	221
Other taxes payables	982	13	483
Other liabilities	68	62	29
Provisions (Note 17)	(360)	(174)	(163)

	2,321	(1,179)	1,890

Main non-cash operating transactions:

	Years ended December 31,
	2017	2016	2015
Offsetting of capitalized trade receivables of Tuves Paraguay acquisition	149	-	-
Offsetting of tax on personal property – on behalf of Shareholders	-	8	15
Income tax offset with VAT and internal taxes	-	-	50
Offsetting of other receivables with regulatory provisions	1	27	-
VAT offset with income tax payments	-	54	-
SAC acquisitions offset with trade receivables	313	305	212
Other receivables of PP&E sales offset with trade payables	-	25	-

Most significant investing activities:

Fixed assets acquisitions include:

	Years ended December 31,
	2017	2016	2015
CAPEX (Note 8)	(9,905)	(9,632)	(6,396)
Acquisition of Materials (net transfers to CAPEX, Note 8)	(1,433)	(474)	(1,062)

Subtotal	(11,338)	(10,106)	(7,458)
Plus:
Payments of trade payables originated in prior years acquisitions	(3,342)	(4,832)	(1,367)
Less:
Acquisition of fixed assets through incurrence of trade payables	3,862	5,298	3,592
Assets retirement obligations	35	45	53
Mobile handsets lent to customers at no cost (i)	56	54	32

	(10,727)	(9,541)	(5,148)

(i)

Under certain circumstances, Personal and Núcleo lend handsets to customers at no cost pursuant to term agreements. Handsets remain the property of the companies and customers are generally obligated to return them at the end of the respective agreements.

Intangible assets acquisitions include:

	Years ended December 31,
	2017	2016	2015
Acquisition of licenses 3G and 4G	-	-	(2,256)

Other intangible assets acquisitions (Note 9)	(1,238)	(1,754)	(1,448)
Plus:
Payments of trade payables originated in prior years acquisitions	(93)	(201)	(116)
SAC acquisition offset with trade receivables	(313)	(305)	(212)
Less:
Acquisition of intangible assets through incurrence of trade payables	673	462	466

	(971)	(1,798)	(1,310)

The following table presents the cash flows from purchases, sales and maturities of securities which were not considered cash equivalents in the statement of cash flows:

	Years ended December 31,
	2017	2016	2015
Government bonds acquisition	(3,002)	(971)	(1,049)
Sales of Government bonds	1,986	1,051	-
Government bonds collection	276	165	45
Other short-term investments and time deposits	(2,063)	(265)	-
Sales of Other short-term investments	176	-	-
Argentine companies notes collection	-	-	28

	(2,627)	(20)	(976)

Financing activities components:

The following table presents the financing activities components of the consolidated statements of cash flows:

	Years ended December 31,
	2017	2016	2015
Bank overdrafts	-	1,344	3,150
Notes	-	1,869	716
Bank loans	1 ,730	6,124	435

Total financial debt proceeds	1,730	9,337	4,301

Bank overdrafts	(1,572)	(2,793)	-
Notes	(566)	-	-
Bank loans	(848)	(143)	(31)

Total payment of debt	(2,986)	(2,936)	(31)

Bank overdrafts	(58)	(1,243)	(405)
Interests on Notes and related expenses	(340)	(205)	(3)
Interests on bank loans and related expenses	(418)	(125)	(63)
NDF	(32)	-	-

Total payment of interest and related expenses	(848)	(1,573)	(471)

Dividends paid by company breakdown are as follows:

	Years ended December 31,
	2017	2016	2015
Núcleo to ABC Telecomunicaciones	(38)	-	(45)
Telecom Argentina	(4,151)	(2,000)	(804)
Dividends advance declared by Sofora and paid by Telecom in December 2017	(3)	-	-

	(4,192)	(2,000)	(849)

Telecom Argentina’s Dividends Distribution

Fiscal year 2017

The Company’s Board of Directors’ Meeting held on December 18, 2017, resolved in exercise of the powers delegated by the Ordinary Shareholders’ Meeting held on the same date, to allocate $4,150.3 (equivalent to $4.28 pesos per outstanding share) from the “Voluntary reserve for future dividends payments” to a cash dividend distribution that was available to shareholders as from December 29, 2017.

Fiscal year 2016

The Company’s Board of Directors’ Meeting held on April 29, 2016, resolved to allocate $2,000 (equivalent to $2.06 pesos per outstanding share) of the “Voluntary reserve for future dividends payments” to a cash dividend distribution in two installments: $700 that was available to shareholders as from May 13, 2016 and $1,300 that was available to shareholders since August 26, 2016.

Fiscal year 2015

The Company’s Ordinary Shareholders’ Meeting held on April 29, 2015, approved the payment of cash dividends of $804 (equivalent to $0.83 pesos per outstanding share), which was made available to shareholders on May 11, 2015.

Advance of dividends declared by Sofora and paid by Telecom

On December 29, 2017, Telecom Argentina as surviving company of the merger, paid the pending advance of dividends of $2.9 declared by Sofora in its Board of Directors’ meeting held on November 29, 2017.

Núcleo’s Dividends Distribution

Fiscal year 2017

Núcleo’s shareholders, at their meeting held on March 28, 2017, approved the distribution of cash dividends for an amount equivalent to $109 (that correspond to 40,000 million of Guaraníes translated to argentine pesos at the exchange rate of the approval day), with the following schedule of payments:

Month of dividends payments	Dividends corresponding to Personal	Dividends corresponding to non- controlling shareholders	Total
May 2017 (*)	37	17	54
October 2017 (**)	37	18	55

Total	74	35	109

(*) As of the payment date, the amounts were 39 and 18, respectively.

(**) As of the payment date, the amounts were 41 and 20, respectively.

Fiscal year 2015

Núcleo’s shareholders, at their meeting held on March 26, 2015, approved the distribution of cash dividends for an amount equivalent to $63 (that correspond to 35,000 million of Guaraníes translated to argentine pesos at the exchange rate of the approval day), with the following schedule of payments:

The Ordinary Shareholders’ Meeting also delegate in Nucleo’s Board of Directors the possibility and opportunity of distribution of a second cash dividends for an amount of up to 35,000 million of Guaraníes (equivalent to approximately $80).

Finally, the Board of Directors, at their meeting held on December 17, 2015, approved the distribution of cash dividends for an amount $80 (that correspond to 35,000 million of Guaraníes translated to argentine pesos at the exchange rate of the approval day). According to this, the total dividends amount paid during 2015 was as follows:

Month of dividends payment	Dividends corresponding to Personal	Dividends corresponding to non- controlling shareholders – ABC Telecomunicaciones	Total
May 2015 (*)	42	21	63
December 2015 (**)	54	26	80

Total	96	47	143

(*) As of the payment date, the amounts were 41 and 19, respectively.

(**)As of the payment date, the amounts were 52 and 26, respectively.

Additional information required by IAS 7

In January 2016, IAS 7 was amended through the incorporation of paragraphs 44A to 44E. This amendment included additional information requirements that allow financial statements’ users to assess changes in liabilities generated by financing activities. Reconciliation between the opening and closing balances of liabilities generated by financing activities is disclosed below.

	Balances as of December 31, 2016	Transfers	Cash Flows	Accrued interests	Exchange differences and currency translation adjustments	Balances as of December 31, 2017
Bank overdrafts	1,707	-	(1,572)	-	-	135
Bank loans – principal	7,401	(1,092)	882	11	992	8,194
Notes – principal	2,650	(57)	(566)	-	131	2,158
NDF	2	-	(32)	37	10	17
Accrued interests	152	1,149	(816)	880	366	1,731
Total current financial debt (Note 12)	11,912	-	(a) (2,104)	928	1,499	12,235

(a)	Correspond to $1,730 of debt proceeds, $2,986 of principal payments and $848 of interest payments.